Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Accrued Liabilities
8.	Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2015 and 2014.

	December 31,
	2015	2014
Deferred compensation to non-employees	$146,327	$327,100
Deferred compensation to an employee	51,210	45,000
Other	88,072	90,102
	$285,609	$462,202